TIAA-CREF Short-Term Bond Index Fund
TIAA-CREF Short-Term Bond Index Fund
Investment objective

The Fund seeks a favorable long-term total return, mainly from current income, by primarily investing in a portfolio of fixed-income securities that is designed to produce a return that corresponds with the total return of the short-term U.S. investment-grade bond market.

Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - TIAA-CREF Short-Term Bond Index Fund - USD ($)	Institutional Class	Advisor Class	Premier Class	Retirement Class	Retail Class	Class W
Maximum sales charge imposed on purchases (percentage of offering price)	none	none	none	none	none	none
Maximum deferred sales charge	none	none	none	none	none	none
Maximum sales charge imposed on reinvested dividends and other distributions	none	none	none	none	none	none
Redemption or exchange fee	none	none	none	none	none	none
Account maintenance fee (annual fee on accounts under $2,000)	none	none	none	none	$ 15.00	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - TIAA-CREF Short-Term Bond Index Fund		Institutional Class	Advisor Class	Premier Class	Retirement Class	Retail Class	Class W
Management fees		0.07%	0.07%	0.07%	0.07%	0.07%	0.07%
Distribution (Rule 12b-1) fees				0.15%		0.25%
Other expenses		0.11%	0.31%	0.12%	0.36%	0.32%	0.11%	[1]
Total annual Fund operating expenses		0.18%	0.38%	0.34%	0.43%	0.64%	0.18%
Waivers and expense reimbursements	[2]	(0.06%)	(0.11%)	(0.07%)	(0.06%)	(0.17%)	(0.18%)	[3]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement		0.12%	0.27%	0.27%	0.37%	0.47%	none
[1]	Estimate is for the current fiscal year.
[2]	Under the Fund's expense reimbursement arrangements, the Fund's investment adviser, Teachers Advisors, LLC, has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) that exceed: (i) 0.12% of average daily net assets for Institutional Class shares; (ii) 0.27% of average daily net assets for Advisor Class shares; (iii) 0.27% of average daily net assets for Premier Class shares; (iv) 0.37% of average daily net assets for Retirement Class shares; (v) 0.47% of average daily net assets for Retail Class shares; and (vi) 0.12% of average daily net assets for Class W shares of the Fund. These expense reimbursement arrangements will continue through at least July 31, 2019, unless changed with approval of the Board of Trustees. Additionally, pursuant to a Shareholder Servicing Plan with respect to Advisor Class shares, payments to financial intermediaries under the Shareholder Servicing Plan are subject to maximum rates and Teachers Advisors, LLC has agreed to reimburse the Fund if total Advisor Class expenses (subject to certain exclusions) exceed certain specified amounts. Because of the Shareholder Servicing Plan, Total annual Fund operating expenses after fee waiver and/or expense reimbursement for Advisor Class shares may be less than the expense limitation. The Board of Trustees must annually approve the continuance of, as well as any material changes to, the Shareholder Servicing Plan.
[3]	Teachers Advisors, LLC has contractually agreed to waive and/or reimburse Class W's Management fees and Other expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses, Trustee expenses and extraordinary expenses) in their entirety. Teachers Advisors, LLC expects these waiver and/or reimbursement arrangements to remain in effect indefinitely, unless changed or terminated with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - TIAA-CREF Short-Term Bond Index Fund - USD ($)	Institutional Class	Advisor Class	Premier Class	Retirement Class	Retail Class	Class W
1 year	$ 12	$ 28	$ 28	$ 38	$ 48	none
3 years	52	111	102	132	188	none
5 years	95	202	184	235	340	none
10 years	$ 224	$ 470	$ 424	$ 536	$ 782	none

Portfolio turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended March 31, 2018, the Fund’s portfolio turnover rate was 57% of the average value of its portfolio.

Principal investment strategies

Under normal circumstances, the Fund invests at least 80% of its assets in bonds within its benchmark and portfolio tracking index, the Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index (the “Index”). The Fund uses a sampling technique to create a portfolio that closely matches the overall investment characteristics of the Index (for example, duration, sector diversification and credit quality) without investing in all of the securities in the Index. At times the Fund may purchase securities not held in the Index, but which Teachers Advisors, LLC (“Advisors”) believes have similar investment characteristics to securities held in its index. Generally, the Fund intends to invest in a wide spectrum of public, investment-grade, taxable debt securities denominated in U.S. dollars including United States treasury debt, government-related debt, and corporate issues. The Fund has a policy of maintaining a dollar weighted average maturity of no more than three years. For purposes of the 80% investment policy, the term “assets” means net assets, plus the amount of any borrowings for investment purposes.

The securities purchased by the Fund will mainly be high-quality instruments rated in the top four credit categories by Moody’s or S&P or deemed to be of the same quality by Advisors using its own credit quality analysis. The Fund may continue to hold instruments that were rated as high-quality when purchased, but which subsequently are downgraded to below-investment-grade status or have their ratings withdrawn by one or more rating agencies.

Because the return of the Index is not reduced by investment and other operating expenses, the Fund’s ability to match the Index is negatively affected by the costs of buying and selling securities, as well as other fees and expenses. The use of this index by the Fund is not a fundamental policy of the Fund and may be changed without shareholder approval.

The Fund may also invest in foreign securities, including emerging markets fixed-income securities and non-dollar-denominated instruments. Under most circumstances, the Fund’s investments in fixed-income securities of foreign issuers constitute less than 20% of the Fund’s assets.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Income Volatility Risk—The risk that the level of current income from a portfolio of fixed-income investments may decline in certain interest rate environments.

• Credit Risk (a type of Issuer Risk)—The risk that the issuer of fixed-income investments may not be able or willing to meet interest or principal payments when the payments become due.

• Call Risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in the Fund’s income.

• Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—The risk that volatile or dramatic reductions in trading activity make it difficult for the Fund to properly value its investments and that the Fund may not be able to purchase or sell an investment at an attractive price, if at all.

• Interest Rate Risk (a type of Market Risk)—The risk that increases in interest rates can cause the prices of fixed-income investments to decline. This risk is heightened to the extent the Fund invests in longer duration fixed-income investments and during periods when prevailing interest rates are low or negative. As of the date of this Prospectus, interest rates in the United States and in certain foreign markets are at or near historic lows, which may increase the Fund’s exposure to risks associated with rising interest rates. In general, changing interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility.

• Issuer Risk (often called Financial Risk)—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time.

• U.S. Government Securities Risk—Securities issued by the U.S. Government or one of its agencies or instrumentalities may receive varying levels of support from the U.S. Government, which could affect the Fund’s ability to recover should they default. To the extent the Fund invests significantly in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, any market movements, regulatory changes or changes in political or economic conditions that affect the securities of the U.S. Government or its agencies or instrumentalities in which the Fund invests may have a significant impact on the Fund’s performance.

• Illiquid Investments Risk—The risk that illiquid investments may be difficult to sell for the value at which they are carried, if at all, or at any price within the desired time frame.

• Downgrade Risk—The risk that securities are subsequently downgraded should Advisors and/or rating agencies believe the issuer’s business outlook or creditworthiness has deteriorated.

• Index Risk—The risk that the Fund’s performance may not correspond to its benchmark index for any period of time and may underperform such index or the overall financial market. Additionally, to the extent that the Fund’s investments vary from the composition of its benchmark index, the Fund’s performance could potentially vary from the index’s performance to a greater extent than if the Fund merely attempted to replicate the index.

• Fixed-Income Foreign Investment Risk—Investment in fixed-income securities or financial instruments of foreign issuers involves increased risks due to adverse issuer, political, regulatory, currency, market or economic developments. These developments may impact the ability of a foreign debt issuer to make timely and ultimate payments on its debt obligations to the Fund or impair the Fund’s ability to enforce its rights against the foreign debt issuer. These risks are heightened in emerging or developing markets. Foreign investments may also be less liquid and more difficult to value than investments in U.S. issuers.

Please see the non-summary portion of the Prospectus for more detailed information about the risks described above.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year since inception of the Institutional Class. Because the expenses vary across share classes, the performance of the Institutional Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Institutional Class for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Institutional, Advisor, Premier, Retirement and Retail classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2017, and how those returns compare to those of the Fund’s benchmark index. After-tax performance is shown only for Institutional Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Institutional Class shares. Class W does not have a full year of performance and is not included in the table.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark index listed below is unmanaged, and you cannot invest directly in an index. The returns for the benchmark index reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa.org.

ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)† Short-Term Bond Index Fund

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2018, was 0.07%.
Best quarter: 0.93%, for the quarter ended March 31, 2016. Worst quarter: -0.54%, for the quarter ended December 31, 2016.
AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2017
Average Annual Returns - TIAA-CREF Short-Term Bond Index Fund	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Institutional Class	0.69%	0.66%		Aug. 07, 2015
Advisor Class	0.58%	0.60%	[1]	Dec. 04, 2015
Premier Class	0.54%	0.51%		Aug. 07, 2015
Retirement Class	0.44%	0.41%		Aug. 07, 2015
Retail Class	0.32%	0.33%		Aug. 07, 2015
After Taxes on Distributions | Institutional Class	0.13%	0.19%
After Taxes on Distributions and Sale of Fund Shares | Institutional Class	0.39%	0.29%
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index (reflects no deductions for fees, expenses or taxes)	0.84%	0.88%	[2]
[1]	The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Fund's Institutional Class. The performance for these periods has not been restated to reflect higher expenses of the Advisor Class. If those expenses had been reflected, the performance would have been lower.
[2]	Performance is calculated from the inception date of the Institutional Class.

Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

For the Fund’s most current 30-day yield, please call the Fund at 800-842-2252.